Note 6. Business Acquisitions: Schedule of Prior Acquisitions (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Bell Media
Intangible Assets Acquired	$ 3,215,904
Total Assets Acquired	6,684,604
Amortization of intangible assets acquired	72,042
Revenues since the acquisition date included in the consolidated statement of operations	597,309
Earnings since the acquisition date included in the consolidated statement of operations	(284,773)
Costs of acquisition included in professional fees on the Company's consolidated statement of operations	130,456
Bell Media | Customer Relationships
Intangible Assets Acquired	170,000
Bell Media | Permits
Intangible Assets Acquired	200,000
Bell Media | Easements
Intangible Assets Acquired	0
Bell Media | Noncompetition Agreements
Intangible Assets Acquired	98,000
Bell Media | Goodwill
Intangible Assets Acquired	2,747,904
Bell Media | Structures and displays
Property and Equipment Assets Acquired	3,468,700
Fair Outdoor
Intangible Assets Acquired	1,575,061
Total Assets Acquired	1,945,061
Amortization of intangible assets acquired	76,654
Revenues since the acquisition date included in the consolidated statement of operations	85,853
Earnings since the acquisition date included in the consolidated statement of operations	(32,857)
Costs of acquisition included in professional fees on the Company's consolidated statement of operations	55,788
Fair Outdoor | Customer Relationships
Intangible Assets Acquired	536,300
Fair Outdoor | Permits
Intangible Assets Acquired	52,200
Fair Outdoor | Easements
Intangible Assets Acquired	0
Fair Outdoor | Noncompetition Agreements
Intangible Assets Acquired	0
Fair Outdoor | Goodwill
Intangible Assets Acquired	986,561
Fair Outdoor | Structures and displays
Property and Equipment Assets Acquired	370,000
I-85 Advertising
Intangible Assets Acquired	707,400
Total Assets Acquired	1,294,900
Amortization of intangible assets acquired	1,740
Revenues since the acquisition date included in the consolidated statement of operations	30,050
Earnings since the acquisition date included in the consolidated statement of operations	14,061
Costs of acquisition included in professional fees on the Company's consolidated statement of operations	55,297
I-85 Advertising | Customer Relationships
Intangible Assets Acquired	0
I-85 Advertising | Permits
Intangible Assets Acquired	52,200
I-85 Advertising | Easements
Intangible Assets Acquired	11,000
I-85 Advertising | Noncompetition Agreements
Intangible Assets Acquired	0
I-85 Advertising | Goodwill
Intangible Assets Acquired	644,200
I-85 Advertising | Structures and displays
Property and Equipment Assets Acquired	587,500
Billborads Total 2015
Intangible Assets Acquired	5,498,365
Total Assets Acquired	9,924,565
Amortization of intangible assets acquired	150,436
Revenues since the acquisition date included in the consolidated statement of operations	713,212
Earnings since the acquisition date included in the consolidated statement of operations	(303,569)
Costs of acquisition included in professional fees on the Company's consolidated statement of operations	241,541
Billborads Total 2015 | Customer Relationships
Intangible Assets Acquired	706,300
Billborads Total 2015 | Permits
Intangible Assets Acquired	304,400
Billborads Total 2015 | Easements
Intangible Assets Acquired	11,000
Billborads Total 2015 | Noncompetition Agreements
Intangible Assets Acquired	98,000
Billborads Total 2015 | Goodwill
Intangible Assets Acquired	4,378,665
Billborads Total 2015 | Structures and displays
Property and Equipment Assets Acquired	$ 4,426,200